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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2014 through May 31, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer Select
                        Mid Cap Growth Fund

--------------------------------------------------------------------------------
                        Semiannual Report | May 31, 2015
--------------------------------------------------------------------------------

                        Ticker Symbols:

                        Class A     PGOFX
                        Class C     GOFCX
                        Class K     PSMKX
                        Class R     PGRRX
                        Class Y     GROYX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          27

Notes to Financial Statements                                                 36

Trustees, Officers and Service Providers                                      44

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 1

President's Letter

Dear Shareowner,

At mid-year, economic conditions and government policies around the world are far from homogeneous, and we expect them to continue to diverge. In the United States, an ongoing economic expansion has brought the unemployment rate down to levels where wage growth is likely to accelerate. Economic growth and fiscal austerity have dramatically reduced the Federal budget deficit, while very accommodative Federal Reserve System policies have kept interest rates exceptionally low. In Europe and Japan, cyclical economic recoveries/ expansions appear to be gaining traction, buttressed by aggressive quantitative easing policies of central banks as well as cheaper currencies. China's ongoing transition from an infrastructure investment-driven to a consumer-driven economy and the dramatic decline in the price of oil -- largely a result of U.S. "fracking" -- have benefited some countries while burdening others. On balance, though, the global economic outlook has continued to improve, although economic and geopolitical "storm clouds" remain.

Today's market environment presents numerous opportunities as well as challenges for investors. While we believe that the capital markets may already have priced in some recent trends, such as the U.S. dollar's appreciation against a basket of global currencies, it is worth noting that investment risks and opportunities are not always aligned with the economic outlook.

Since 1928, Pioneer's investment professionals have focused on identifying and capitalizing on the investment opportunities that present themselves in a variety of ever-changing economic and market conditions, including those we face today, while seeking to limit the risk of the permanent impairment of our clients' capital. Our ongoing goal is to deliver competitive returns consistent with our strategies' stated style and objectives and consistent with our shareholders' expectations over a range of market conditions. We believe our shareowners benefit from the experience and tenure of our investment teams, the insights generated from extensive research resources, and our commitment to prudent risk management.

2 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

We encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner, as we do when managing the assets our clients have entrusted to us.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 3

Portfolio Management Discussion | 5/31/15

Over the six-month period ended May 31, 2015, returns for Pioneer Select Mid Cap Growth Fund exceeded those of the Fund's benchmark, the Russell Midcap Growth Index, and the average return of the peer funds in Morningstar's Mid Cap Growth Funds category, while lagging the average return of the peer funds in Lipper's Mid Cap Growth Fund's category. In the following interview, Ken Winston reviews the investment background and details some of the factors and decisions that drove the Fund's performance during the six-month period. Mr. Winston, a vice president and a portfolio manager at Pioneer, is responsible for the day-to-day management of the Fund, along with Shaji John, a vice president and a portfolio manager at Pioneer, and Jon Stephenson, a vice president and a portfolio manager at Pioneer.

Q How would you describe the investment environment for equities during the six-month period ended May 31, 2015?

A U.S. economic growth began to falter, somewhat, during the period, with gross domestic product (GDP) decelerating over the final three months of 2014 before turning negative in the first quarter of 2015. Severe winter weather, especially in the Northeastern U.S., likely inhibited activity, while labor unrest in key Pacific coast ports disrupted shipping. Lower oil prices, normally a spur to consumer outlays, failed to stimulate growth because consumers, instead of spending, opted to save a greater-than-expected amount of the surpluses created by lower fuel and gas prices. Throughout the period, investors remained on edge, trying to anticipate the timing of a long-anticipated interest-rate hike by the Federal Reserve System (the Fed), which still failed to materialize by period end.

     Meanwhile, the strengthening U.S. dollar raised market concerns about earnings for large-cap companies with significant overseas exposure. Stocks of mid- and small-cap companies, which are more domestically oriented, fared better. Overall, growth stocks outpaced value stocks during the period.

Q How did the Fund perform in that environment during the six-month period ended May 31, 2015?

A Pioneer Select Mid Cap Growth Fund's Class A shares returned 6.58% at net asset value during the six-month period ended May 31, 2015, while the Fund's benchmark, the Russell Midcap Growth Index (the Russell Index), returned 5.58%. During the same six-month period, the average return of

4 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 the 443 mutual funds in Lipper's Mid Cap Growth Funds category was 6.77%, and the average return of the 779 mutual funds in Morningstar's Mid Cap Growth Funds category was 6.37%.

Q Which factors had the greatest positive or negative effects on the Fund's benchmark-relative performance during the six-month period ended May 31, 2015?

A Successful stock selection results, notably among the portfolio's consumer discretionary, information technology and health care holdings, was the primary driver of the Fund's outperformance of the Russell Index during the period. However, stock selection results in the consumer staples and industrials sectors as well as the energy and materials sectors detracted from relative performance.

     With regard to sector allocation, where the Fund also outperformed the Russell Index overall, benchmark-relative returns during the period were aided by the portfolio's overweight stance in the top-performing health care sector. Strong fundamentals and continued mergers-and-acquisitions activity buoyed the sector during the six-month period, a period in which health care was, by far, the strongest sector across all equity market indices. The Fund's underweight in consumer discretionary, which lagged other market sectors, also made a small positive contribution to benchmark-relative performance during the period.

Q Which individual stock selections had the greatest positive effect on the Fund's benchmark-relative performance during the six-month period ended May 31, 2015?

A Although the Fund was underweight in the sluggish consumer discretionary sector, the portfolio's stocks in the sector appreciated far more than those in the Russell Index during the period. Within consumer discretionary, the holdings which contributed the most to the Fund's relative performance were Lear and G-III Apparel. In addition, avoiding underperformers Wynn Resorts, Limited and Harley Davidson aided the Fund's benchmark-relative returns in the sector.

     Lear is the world's largest supplier of auto seats and second-largest producer of electronic power management systems. Expanding use of electronics in cars represents a secular growth market, and Lear has captured market share and grown margins in its core businesses. Vigorous cash flows have enabled stock buybacks for the investor-friendly company, and a series of small, strategic acquisitions also boosted its results over the period. G-III Apparel manufactures and distributes a wide range of clothing and accessories under its own brands as well as under license to others, including Calvin Klein. Operating at both wholesale and retail levels, G-III has executed very well,

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 5 offering attractive brands at attractive prices. The company is also adept at turning around underperforming brands; for example, the brand of shoe merchant G.H. Bass has been broadly revitalized.

     Information technology was the second-best sector for the Fund in terms of stock selection results over the six-month period, as the performance of the portfolio's holdings in the sector comfortably outdistanced those in the Russell Index. The strongest results in the sector came from the Fund's position in Skyworks Solutions, makers of wireless semiconductors that focus on radio frequencies for mobile handsets and web-connected devices. Skyworks' market share continues to grow, as proliferating mobile devices require integrated solutions and greater signal integrity in order to operate across global networks. Skyworks is also expanding into the broader world of connected devices across industrial, automotive and consumer settings -- sometimes called the "Internet of Things." Another solid performer for the Fund during the period was Avago Technologies, which also provides radio frequency solutions for handsets. Avago is a diverse company, however, as it also offers products for enterprise data networking as well as optical and storage needs. Avago's recent and pending acquisitions are positioned to further diversify its product lines.

     In health care, the Fund's performance benefited both from being overweight compared to the Russell Index and from successful stock selection results. In health care, the holding that contributed the most to the Fund's relative returns during the period was Neurocrine Biosciences, a biopharmaceutical company. Neurocrine researches and develops drugs for neurological and endocrine conditions. The company's lead product, Elagolix (an oral formulation), and one other drug candidate each showed favorable results in clinical trials. Finally, the Fund's position in NPS Pharmaceuticals aided benchmark-relative performance as the company agreed to be acquired by Shire, which is also a portfolio holding. The announcement boosted NPS's stock price.

Q Which individual stock selections detracted the most from the Fund's benchmark-relative performance during the six-month period ended May 31, 2015?

A The chief performance detractor in the portfolio during the period was Keurig Green Mountain, which is known for its industry-dominating Keurig brand coffee brewers and K-Cups. Sales of newer Keurig models have disappointed -- while the new model offers more features, unlike its predecessor, it accepts only licensed coffee pods. In addition, Keurig is working with Coca-Cola, owners of 17% of the company, to develop its KOLD system for single-serve cold drinks. Initial reaction to the venture

6 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 from investment professionals was unenthusiastic amid concerns that pricing for the machines and pods would deter consumers. We believe that all of the issues will be resolved, and we've maintained the Fund's Keurig position.

     Shares of American Airlines, the portfolio's largest position in the industrials sector, also performed poorly during the six-month period. Investors have become concerned that other airlines may add capacity beyond what was previously anticipated. In addition, American is seen to be at risk if oil prices increase because management has not hedged against rising energy costs. Nevertheless, we continue to believe American's shares are undervalued on a long-term basis. In our view, American should benefit for several years from the scale and synergies that have resulted from its merger with US Airways.

     In the energy sector, the Fund's shares of Memorial Resource Development, an exploration-and-development company, were the biggest underperformers during the period. The shares declined as oil prices continued to slide. Memorial, one of the Fund's largest energy holdings, owns promising low-cost acreage in Northern Louisiana, and we believe the shares offer a rare combination of growth and free cash flow that will play out favorably over the next several years. We also believe the company's recent drilling results to be satisfactory, despite a contrary view by some observers.

Q Did the Fund have any exposure to derivatives during the six-month period ended May 31, 2015? If so, did the positions have a material impact on the Fund's performance?

A    No. The Fund had no positions in derivative investments during the period.

Q    What is your outlook for the second half of the year?

A For a number of reasons, we continue to believe that U.S. equities are the most attractive investment alternative going forward. Lower oil prices, the strong dollar and recovering domestic employment trends seem likely to boost consumer confidence, while sluggish global economic growth and low commodity prices can potentially combine to contain inflation. Equity valuations are not low, but neither do they appear excessive in light of the current low-interest-rate environment and the very modest returns available in the fixed-income markets. However, a possible interest-rate hike by the Fed in the second half of the year may shake-up the markets for a time.

     U.S. companies have demonstrated an ability to meet earnings targets better than overseas firms. Also, the fastest-growing market segments - health care and information technology - weight more heavily in the U.S. than elsewhere. We believe investors should be willing to pay a premium for shares of companies that can exhibit sustainable growth rates and levels of

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 7 innovation, and that have exposure primarily to domestic markets. We look for all of those positive traits when selecting the mid-cap equities we favor for the Fund's portfolio.

Please refer to the Schedule of Investments on pages 18-26 for a full listing of Fund securities.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

8 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

Portfolio Summary | 5/31/15

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         89.5%
International Common Stocks                                                 8.9%
Depositary Receipts for International Stocks                                1.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     21.4%
Consumer Discretionary                                                     18.5%
Health Care                                                                17.0%
Industrials                                                                15.1%
Consumer Staples                                                            8.1%
Financials                                                                  7.5%
Energy                                                                      5.4%
Materials                                                                   4.5%
Telecommunication Services                                                  1.8%
Utilities                                                                   0.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1. Skyworks Solutions, Inc.                                               2.2%
--------------------------------------------------------------------------------
  2. Lear Corp.                                                             1.9
--------------------------------------------------------------------------------
  3. Keurig Green Mountain, Inc.                                            1.8
--------------------------------------------------------------------------------
  4. Boston Scientific Corp.                                                1.7
--------------------------------------------------------------------------------
  5. Avago Technologies, Ltd.                                               1.7
--------------------------------------------------------------------------------
  6. American Airlines Group, Inc.                                          1.6
--------------------------------------------------------------------------------
  7. Akamai Technologies, Inc.                                              1.6
--------------------------------------------------------------------------------
  8. Dollar Tree, Inc.                                                      1.5
--------------------------------------------------------------------------------
  9. Cardinal Health, Inc.                                                  1.4
--------------------------------------------------------------------------------
 10. Jazz Pharmaceuticals Plc                                               1.4
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

              Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 9

Prices and Distributions | 5/31/15

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                     5/31/15                        11/30/14
--------------------------------------------------------------------------------
            A                        $39.35                         $36.92
--------------------------------------------------------------------------------
            C                        $31.28                         $29.47
--------------------------------------------------------------------------------
            R                        $38.50                         $36.19
--------------------------------------------------------------------------------
            Y                        $41.70                         $39.08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                     5/31/15                        12/31/14*
--------------------------------------------------------------------------------
            K                        $39.41                         $37.00
--------------------------------------------------------------------------------

Distributions per Share: 12/1/14-5/31/15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Net
                          Investment          Short-Term            Long-Term
          Class             Income           Capital Gains        Capital Gains
--------------------------------------------------------------------------------
            A               $ --                 $ --                 $ --
--------------------------------------------------------------------------------
            C               $ --                 $ --                 $ --
--------------------------------------------------------------------------------
            K               $ --                 $ --                 $ --
--------------------------------------------------------------------------------
            R               $ --                 $ --                 $ --
--------------------------------------------------------------------------------
            Y               $ --                 $ --                 $ --
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Russell Midcap Growth Index is an unmanaged index that measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-15.

* Class K Shares commenced operations on December 31, 2014.

10 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

Performance Update | 5/31/15                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Select Mid Cap Growth Fund at public offering price during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2015)
--------------------------------------------------------------------------------
             Net          Public       Russell
             Asset        Offering     Midcap
             Value        Price        Growth
Period       (NAV)        (POP)        Index
--------------------------------------------------------------------------------
10 Years     10.72%       10.07%       10.07%
5 Years      16.40        15.02        17.52
1 Year       13.25         6.74        14.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
             Gross
--------------------------------------------------------------------------------
             1.09%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Select                 Russell Midcap
                 Mid Cap Growth Fund            Growth Index
5/31/2005        $ 9,425                        $10,000
5/31/2006        $11,573                        $11,561
5/31/2007        $13,156                        $14,029
5/31/2008        $14,208                        $13,918
5/31/2009        $10,037                        $ 8,946
5/31/2010        $12,214                        $11,642
5/31/2011        $16,261                        $15,869
5/31/2012        $15,330                        $14,867
5/31/2013        $18,823                        $18,846
5/31/2014        $23,043                        $22,752
5/31/2015        $26,094                        $26,102

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class A shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 11

Performance Update | 5/31/15                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2015)
--------------------------------------------------------------------------------
                                           Russell
                                           Midcap
               If            If            Growth
Period         Held          Redeemed      Index
--------------------------------------------------------------------------------
10 Years        9.90%         9.90%        10.07%
5 Years        15.34         15.34         17.52
1 Year         12.30         12.30         14.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
               Gross
--------------------------------------------------------------------------------
               1.91%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Select            Russell Midcap
                      Mid Cap Growth Fund       Growth Index
5/31/2005             $10,000                   $10,000
5/31/2006             $12,244                   $11,561
5/31/2007             $13,887                   $14,029
5/31/2008             $14,877                   $13,918
5/31/2009             $10,433                   $8,946
5/31/2010             $12,591                   $11,642
5/31/2011             $16,606                   $15,869
5/31/2012             $15,499                   $14,867
5/31/2013             $18,856                   $18,846
5/31/2014             $22,889                   $22,752
5/31/2015             $25,703                   $26,102

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class C shares of the Fund is the performance of Class C shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class C shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

12 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

Performance Update | 5/31/15                                      Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class K shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2015)
--------------------------------------------------------------------------------
                     Net             Russell
                     Asset           Midcap
                     Value           Growth
Period               (NAV)           Index
--------------------------------------------------------------------------------
10 Years             10.74%          10.07%
5 Years              16.43           17.52
1 Year               13.42           14.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
                     Gross
--------------------------------------------------------------------------------
                     0.67%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer Select             FundRussell Midcap
                     Mid Cap Growth             Growth Index
5/31/2005            $10,000                    $10,000
5/31/2006            $12,281                    $11,561
5/31/2007            $13,961                    $14,029
5/31/2008            $15,078                    $13,918
5/31/2009            $10,651                    $8,946
5/31/2010            $12,962                    $11,642
5/31/2011            $17,256                    $15,869
5/31/2012            $16,268                    $14,867
5/31/2013            $19,975                    $18,846
5/31/2014            $24,452                    $22,752
5/31/2015            $27,733                    $26,102

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 31, 2014, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception would have been higher than the performance shown. For the period beginning December 31, 2014, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class A shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 13

Performance Update | 5/31/15                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2015)
--------------------------------------------------------------------------------
                   Net            Russell
                   Asset          Midcap
                   Value          Growth
Period             (NAV)          Index
--------------------------------------------------------------------------------
10 Years           10.20%         10.07%
5 Years            15.87          17.52
1 Year             12.78          14.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
                  Gross
--------------------------------------------------------------------------------
                  1.49%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Select              Russell Midcap
                                Mid Cap Growth Fund         Growth Index
5/31/2005                       $10,000                     $10,000
5/31/2006                       $12,220                     $11,561
5/31/2007                       $13,824                     $14,029
5/31/2008                       $14,855                     $13,918
5/31/2009                       $10,442                     $8,946
5/31/2010                       $12,643                     $11,642
5/31/2011                       $16,748                     $15,869
5/31/2012                       $15,711                     $14,867
5/31/2013                       $19,195                     $18,846
5/31/2014                       $23,410                     $22,752
5/31/2015                       $26,403                     $26,102

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The predecessor fund did not offer Class R shares. Accordingly, the performance of Class R shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, restated to reflect the higher distribution and service fees of Class R shares, but not other differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance shown for Class R shares of the Fund for periods prior to May 15, 2009, is based on the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and the higher distribution and service fees of Class R shares of the Fund (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

14 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

Performance Update | 5/31/15                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of May 31, 2015)
--------------------------------------------------------------------------------
                  Net           Russell
                  Asset         Midcap
                  Value         Growth
Period            (NAV)         Index
--------------------------------------------------------------------------------
10 Years          11.07%        10.07%
5 Years           16.83         17.52
1 Year            13.58         14.72
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2015)
--------------------------------------------------------------------------------
                  Gross
--------------------------------------------------------------------------------
                  0.76%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                            Pioneer Select           Russell Midcap
                            Mid Cap Growth Fund      Growth Index
5/31/2005                   $ 5,000,000              $ 5,000,000
5/31/2006                   $ 6,150,476              $ 5,780,718
5/31/2007                   $ 6,997,852              $ 7,014,518
5/31/2008                   $ 7,582,221              $ 6,959,070
5/31/2009                   $ 5,366,351              $ 4,472,969
5/31/2010                   $ 6,564,236              $ 5,820,967
5/31/2011                   $ 8,780,104              $ 7,934,693
5/31/2012                   $ 8,310,604              $ 7,433,735
5/31/2013                   $10,247,898              $ 9,423,112
5/31/2014                   $12,582,774              $11,376,004
5/31/2015                   $14,290,793              $13,051,055

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class Y shares of the Fund is the performance of Class Y shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class Y shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class I shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap
Growth Fund

Based on actual returns from December 1, 2014 through May 31, 2015.

------------------------------------------------------------------------------------
Share Class                 A           C            K            R           Y
------------------------------------------------------------------------------------
Beginning Account       $1,000.00   $1,000.00    $1,000.00    $1,000.00   $1,000.00
Value on 12/1/14*
------------------------------------------------------------------------------------
Ending Account          $1,065.80   $1,061.40    $1,065.10    $1,063.80   $1,067.10
Value (after expenses)
on 5/31/15
------------------------------------------------------------------------------------
Expenses Paid           $    5.41   $    9.51    $    2.86    $    7.36   $    3.97
During Period**
------------------------------------------------------------------------------------

* Period begins on December 31, 2014 (commencement of operations) For Class K shares.

** Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.85% 0.67%, 1.43% and 0.77% multiplied by the average account value over the period, multiplied by 182/365 (151/365 for Class K shares) (to reflect the one-half year period).

16 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2014 through May 31, 2015.

------------------------------------------------------------------------------------
Share Class                 A           C           K            R            Y
------------------------------------------------------------------------------------
Beginning Account       $1,000.00   $1,000.00    $1,000.00    $1,000.00   $1,000.00
Value on 12/1/14*
------------------------------------------------------------------------------------
Ending Account          $1,019.70   $1,015.71    $1,017.91    $1,017.80   $1,021.09
Value (after expenses)
on 5/31/15
------------------------------------------------------------------------------------
Expenses Paid           $    5.29   $    9.30    $    2.80    $    7.19    $   3.88
During Period**
------------------------------------------------------------------------------------

* Period begins on December 31, 2014 (commencement of operations) For Class K shares.

** Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.85% 0.67%, 1.43% and 0.77% multiplied by the average account value over the period, multiplied by 182/365 (151/365 for Class K shares) (to reflect the one-half year period).

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 17

Schedule of Investments | 5/31/15 (unaudited)

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                COMMON STOCKS -- 98.8%
                ENERGY -- 5.4%
                Oil & Gas Equipment & Services -- 0.8%
     211,544    C&J Energy Services, Ltd.                                    $    3,179,506
      61,393    Core Laboratories NV                                              7,212,450
                                                                             --------------
                                                                             $   10,391,956
-------------------------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 3.7%
     391,685    Cabot Oil & Gas Corp.                                        $   13,301,623
      85,065    Cimarex Energy Co.                                                9,825,858
     652,826    Memorial Resource Development Corp.*                             12,344,940
     294,279    Oasis Petroleum, Inc.*                                            4,996,857
     305,398    Whiting Petroleum Corp.*                                         10,075,080
                                                                             --------------
                                                                             $   50,544,358
-------------------------------------------------------------------------------------------
                Oil & Gas Refining & Marketing -- 0.1%
      20,904    Tesoro Corp.                                                 $    1,850,004
-------------------------------------------------------------------------------------------
                Oil & Gas Storage & Transportation -- 0.8%
      89,937    Golar LNG, Ltd.                                              $    4,272,907
      78,991    SemGroup Corp.                                                    6,216,592
                                                                             --------------
                                                                             $   10,489,499
                                                                             --------------
                Total Energy                                                 $   73,275,817
-------------------------------------------------------------------------------------------
                MATERIALS -- 4.5%
                Commodity Chemicals -- 1.2%
     144,644    Methanex Corp.                                               $    8,026,296
     120,833    Westlake Chemical Corp.                                           8,519,935
                                                                             --------------
                                                                             $   16,546,231
-------------------------------------------------------------------------------------------
                Fertilizers & Agricultural Chemicals -- 0.2%
      23,547    Agrium, Inc.                                                 $    2,447,946
-------------------------------------------------------------------------------------------

                Specialty Chemicals -- 1.7%
      72,103    Cytec Industries, Inc.                                       $    4,361,510
     200,985    Flotek Industries, Inc.*                                          2,309,318
      60,607    RPM International, Inc.                                           3,032,168
      26,771    The Sherwin-Williams Co.                                          7,714,867
      62,685    WR Grace & Co.*                                                   6,138,742
                                                                             --------------
                                                                             $   23,556,605
-------------------------------------------------------------------------------------------
                Construction Materials -- 0.7%
      61,893    Eagle Materials, Inc.                                        $    5,166,828
      33,285    Martin Marietta Materials, Inc.                                   4,959,798
                                                                             --------------
                                                                             $   10,126,626
-------------------------------------------------------------------------------------------
                Metal & Glass Containers -- 0.5%
     183,158    Berry Plastics Group, Inc.*                                  $    6,130,298
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                Paper Packaging -- 0.2%
      43,580    Packaging Corp of America                                    $    3,014,864
                                                                             --------------
                Total Materials                                              $   61,822,570
-------------------------------------------------------------------------------------------
                CAPITAL GOODS -- 7.0%
                Aerospace & Defense -- 1.2%
     117,491    B/E Aerospace, Inc.*                                         $    6,736,934
      94,506    Rockwell Collins, Inc.                                            8,996,026
                                                                             --------------
                                                                             $   15,732,960
-------------------------------------------------------------------------------------------
                Building Products -- 0.4%
      83,865    Masonite International Corp.                                 $    5,721,270
-------------------------------------------------------------------------------------------
                Construction & Engineering -- 0.5%
     355,754    KBR, Inc.                                                    $    6,812,689
-------------------------------------------------------------------------------------------
                Electrical Components & Equipment -- 0.9%
      38,026    Acuity Brands, Inc.                                          $    6,711,209
      73,953    Regal Beloit Corp.                                                5,782,385
                                                                             --------------
                                                                             $   12,493,594
-------------------------------------------------------------------------------------------
                Industrial Conglomerates -- 1.4%
     108,613    Carlisle Companies, Inc.                                     $   10,768,979
      48,221    Roper Technologies, Inc.                                          8,436,746
                                                                             --------------
                                                                             $   19,205,725
-------------------------------------------------------------------------------------------
                Construction & Farm Machinery & Heavy Trucks -- 1.6%
     125,118    WABCO Holdings, Inc.*                                        $   15,817,418
      58,839    Wabtec Corp./DE                                                   5,901,552
                                                                             --------------
                                                                             $   21,718,970
-------------------------------------------------------------------------------------------
                Industrial Machinery -- 0.7%
     129,005    Chart Industries, Inc.*                                      $    4,187,502
      73,252    Dover Corp.                                                       5,523,201
                                                                             --------------
                                                                             $    9,710,703
-------------------------------------------------------------------------------------------
                Trading Companies & Distributors -- 0.3%
      45,173    United Rentals, Inc.*                                        $    4,016,331
                                                                             --------------
                Total Capital Goods                                          $   95,412,242
-------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES & SUPPLIES -- 3.0%
                Diversified Support Services -- 0.4%
      62,865    Cintas Corp.                                                 $    5,412,048
-------------------------------------------------------------------------------------------
                Human Resource & Employment Services -- 2.6%
     127,989    ManpowerGroup, Inc.                                          $   10,834,269
     115,123    On Assignment, Inc.*                                              4,315,961
     115,250    Towers Watson & Co.                                              15,898,738
      95,278    WageWorks, Inc.*                                                  4,085,521
                                                                             --------------
                                                                             $   35,134,489
                                                                             --------------
                Total Commercial Services & Supplies                         $   40,546,537
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 19

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                TRANSPORTATION -- 5.0%
                Air Freight & Logistics -- 0.4%
     129,160    Hub Group, Inc.*                                             $    5,478,967
-------------------------------------------------------------------------------------------
                Airlines -- 2.5%
     512,679    American Airlines Group, Inc.                                $   21,722,209
     234,136    United Continental Holdings, Inc.*                               12,781,484
                                                                             --------------
                                                                             $   34,503,693
-------------------------------------------------------------------------------------------
                Marine -- 0.5%
      89,161    Kirby Corp.*                                                 $    6,839,540
-------------------------------------------------------------------------------------------
                Railroads -- 0.3%
      43,948    Kansas City Southern                                         $    3,977,294
-------------------------------------------------------------------------------------------
                Trucking -- 0.7%
     105,639    Ryder System, Inc.                                           $    9,681,814
-------------------------------------------------------------------------------------------
                Airport Services -- 0.6%
      88,357    Macquarie Infrastructure Corp.                               $    7,478,536
                                                                             --------------
                Total Transportation                                         $   67,959,844
-------------------------------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 2.3%
                Auto Parts & Equipment -- 2.3%
     110,344    BorgWarner, Inc.                                             $    6,637,192
     218,104    Lear Corp.                                                       25,304,426
                                                                             --------------
                                                                             $   31,941,618
                                                                             --------------
                Total Automobiles & Components                               $   31,941,618
-------------------------------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 2.4%
                Home Furnishings -- 0.4%
      30,403    Mohawk Industries, Inc.*                                     $    5,674,416
-------------------------------------------------------------------------------------------
                Household Appliances -- 0.5%
      37,479    Whirlpool Corp.                                              $    6,905,506
-------------------------------------------------------------------------------------------
                Leisure Products -- 0.3%
     200,474    Performance Sports Group, Ltd.                               $    3,945,328
-------------------------------------------------------------------------------------------
                Apparel, Accessories & Luxury Goods -- 1.2%
     176,352    G-III Apparel Group, Ltd.*                                   $   10,027,375
     215,027    Hanesbrands, Inc.                                                 6,850,760
                                                                             --------------
                                                                             $   16,878,135
                                                                             --------------
                Total Consumer Durables & Apparel                            $   33,403,385
-------------------------------------------------------------------------------------------
                CONSUMER SERVICES -- 4.1%
                Hotels, Resorts & Cruise Lines -- 0.9%
     230,905    Hilton Worldwide Holdings, Inc.                              $    6,687,009
     111,447    Norwegian Cruise Line Holdings, Ltd.*                             6,080,548
                                                                             --------------
                                                                             $   12,767,557
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                Restaurants -- 2.6%
      17,491    Chipotle Mexican Grill, Inc.*                                $   10,766,060
     244,486    Dave & Buster's Entertainment, Inc.                               7,733,092
      67,115    Jack in the Box, Inc.*                                            5,826,253
      17,723    Panera Bread Co.*                                                 3,225,586
     242,016    Sonic Corp.*                                                      7,294,362
                                                                             --------------
                                                                             $   34,845,353
-------------------------------------------------------------------------------------------
                Specialized Consumer Services -- 0.6%
     277,962    H&R Block, Inc.                                              $    8,819,734
                                                                             --------------
                Total Consumer Services                                      $   56,432,644
-------------------------------------------------------------------------------------------
                MEDIA -- 0.9%
                Cable & Satellite -- 0.9%
      95,000    Liberty Global Plc (Class A)*                                $    5,465,350
     118,966    Liberty Global Plc (Class C)*                                     6,394,422
                                                                             --------------
                                                                             $   11,859,772
                                                                             --------------
                Total Media                                                  $   11,859,772
-------------------------------------------------------------------------------------------
                RETAILING -- 8.6%
                Internet Retail -- 1.0%
      21,961    Netflix, Inc.*                                               $   13,704,982
-------------------------------------------------------------------------------------------
                General Merchandise Stores -- 1.4%
     261,229    Dollar Tree, Inc.*                                           $   19,589,563
-------------------------------------------------------------------------------------------
                Apparel Retail -- 1.5%
      70,934    Ross Stores, Inc.                                            $    6,857,190
     105,472    The Men's Wearhouse, Inc.                                         6,118,431
     108,909    The TJX Companies, Inc.                                           7,011,561
                                                                             --------------
                                                                             $   19,987,182
-------------------------------------------------------------------------------------------
                Home Improvement Retail -- 0.8%
     150,376    Lowe's Companies, Inc.                                       $   10,523,312
-------------------------------------------------------------------------------------------
                Specialty Stores -- 2.1%
      59,431    Signet Jewelers, Ltd.                                        $    7,686,211
     135,399    Tractor Supply Co.*                                              11,798,669
      57,838    Ulta Salon Cosmetics & Fragrance, Inc.*                           8,827,236
                                                                             --------------
                                                                             $   28,312,116
-------------------------------------------------------------------------------------------
                Automotive Retail -- 1.8%
     106,869    Advance Auto Parts, Inc.                                     $   16,374,468
      79,057    Lithia Motors, Inc.                                               8,415,618
                                                                             --------------
                                                                             $   24,790,086
                                                                             --------------
                Total Retailing                                              $  116,907,241
-------------------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING -- 2.0%
                Drug Retail -- 0.8%
     105,864    CVS Health Corp.                                             $   10,838,356
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 21

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                Food Retail -- 1.2%
     217,140    The Kroger Co.                                               $   15,807,792
                                                                             --------------
                Total Food & Staples Retailing                               $   26,646,148
-------------------------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 6.1%
                Brewers -- 0.6%
     116,053    Molson Coors Brewing Co. (Class B)                           $    8,515,969
-------------------------------------------------------------------------------------------
                Distillers & Vintners -- 1.0%
     111,043    Constellation Brands, Inc.*                                  $   13,090,859
-------------------------------------------------------------------------------------------
                Soft Drinks -- 0.9%
      98,087    Monster Beverage Corp.*                                      $   12,484,513
-------------------------------------------------------------------------------------------
                Packaged Foods & Meats -- 3.2%
      15,910    Diamond Foods, Inc.*                                         $      452,799
     109,511    Hormel Foods Corp.                                                6,266,219
     275,606    Keurig Green Mountain, Inc.                                      23,768,261
      41,676    Mead Johnson Nutrition Co.                                        4,055,075
     207,632    Tyson Foods, Inc.                                                 8,813,978
                                                                             --------------
                                                                             $   43,356,332
-------------------------------------------------------------------------------------------
                Tobacco -- 0.4%
      81,418    Lorillard, Inc.                                              $    5,901,177
                                                                             --------------
                Total Food, Beverage & Tobacco                               $   83,348,850
-------------------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 8.0%
                Health Care Equipment -- 3.4%
   1,273,511    Boston Scientific Corp.*                                     $   23,267,046
     119,986    Edwards Lifesciences Corp.*                                      15,684,570
     256,788    Insulet Corp.*                                                    7,259,397
                                                                             --------------
                                                                             $   46,211,013
-------------------------------------------------------------------------------------------
                Health Care Supplies -- 1.9%
     257,647    Align Technology, Inc.*                                      $   15,631,443
     594,070    Endologix, Inc.*                                                  9,915,028
                                                                             --------------
                                                                             $   25,546,471
-------------------------------------------------------------------------------------------
                Health Care Distributors -- 1.4%
     217,815    Cardinal Health, Inc.                                        $   19,204,749
-------------------------------------------------------------------------------------------
                Health Care Services -- 0.8%
     114,520    Omnicare, Inc.                                               $   10,912,611
-------------------------------------------------------------------------------------------
                Managed Health Care -- 0.5%
      84,382    WellCare Health Plans, Inc.*                                 $    7,229,006
                                                                             --------------
                Total Health Care Equipment & Services                       $  109,103,850
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 8.8%
                Biotechnology -- 3.3%
     262,154    Alkermes Plc*                                                $   16,017,609
     159,900    Neurocrine Biosciences, Inc.*                                     7,013,214
     115,008    TESARO, Inc.*                                                     6,757,870
     114,697    Vertex Pharmaceuticals, Inc.*                                    14,714,478
                                                                             --------------
                                                                             $   44,503,171
-------------------------------------------------------------------------------------------
                Pharmaceuticals -- 4.4%
     218,552    Endo International Plc                                       $   18,305,916
     105,590    Jazz Pharmaceuticals Plc*                                        18,937,566
     125,894    Mylan NV                                                          9,143,681
      53,059    Shire Plc (A.D.R.)                                               13,803,299
                                                                             --------------
                                                                             $   60,190,462
-------------------------------------------------------------------------------------------
                Life Sciences Tools & Services -- 1.1%
     216,463    Charles River Laboratories International, Inc.*              $   15,658,933
                                                                             --------------
                Total Pharmaceuticals, Biotechnology & Life Sciences         $  120,352,566
-------------------------------------------------------------------------------------------
                BANKS -- 0.9%
                Regional Banks -- 0.9%
     140,687    BankUnited, Inc.*                                            $    4,725,676
      52,338    Signature Bank*                                                   7,309,002
                                                                             --------------
                                                                             $   12,034,678
                                                                             --------------
                Total Banks                                                  $   12,034,678
-------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 5.7%
                Specialized Finance -- 2.3%
      62,396    Intercontinental Exchange, Inc.                              $   14,774,125
     326,143    The NASDAQ OMX Group, Inc.                                       16,877,900
                                                                             --------------
                                                                             $   31,652,025
-------------------------------------------------------------------------------------------
                Consumer Finance -- 1.3%
     293,139    Discover Financial Services, Inc.                            $   17,081,210
-------------------------------------------------------------------------------------------
                Asset Management & Custody Banks -- 2.1%
      63,445    Affiliated Managers Group, Inc.*                             $   14,190,109
     144,376    SEI Investments Co.                                               6,906,948
     174,412    The Blackstone Group LP                                           7,639,246
                                                                             --------------
                                                                             $   28,736,303
                                                                             --------------
                Total Diversified Financials                                 $   77,469,538
-------------------------------------------------------------------------------------------
                REAL ESTATE -- 0.9%
                Health Care REIT -- 0.3%
      74,716    Ventas, Inc.                                                 $    4,970,108
-------------------------------------------------------------------------------------------
                Specialized REIT -- 0.6%
     238,589    Weyerhaeuser Co.                                             $    7,768,458
                                                                             --------------
                Total Real Estate                                            $   12,738,566
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 23

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 15.0%
                Internet Software & Services -- 7.4%
     277,448    Akamai Technologies, Inc.*                                   $   21,160,959
     121,181    comScore, Inc.*                                                   6,856,421
      76,712    CoStar Group, Inc.*                                              16,025,904
     147,854    Criteo SA (A.D.R.)                                                7,101,428
     146,062    Facebook, Inc.*                                                  11,566,650
       9,418    Google, Inc. (Class A)*                                           5,135,824
       9,483    Google, Inc. (Class C)                                            5,045,999
     439,597    HomeAway, Inc.*                                                  12,339,488
      44,161    LinkedIn Corp.*                                                   8,608,304
     190,234    Twitter, Inc.*                                                    6,975,881
                                                                             --------------
                                                                             $  100,816,858
-------------------------------------------------------------------------------------------
                IT Consulting & Other Services -- 0.5%
      67,963    Gartner, Inc.*                                               $    5,945,403
-------------------------------------------------------------------------------------------
                Data Processing & Outsourced Services -- 1.4%
      15,981    Alliance Data Systems Corp.*                                 $    4,762,817
      85,639    MasterCard, Inc.                                                  7,901,054
     263,711    Sabre Corp.                                                       6,880,220
                                                                             --------------
                                                                             $   19,544,091
-------------------------------------------------------------------------------------------
                Application Software -- 4.4%
      70,966    ANSYS, Inc.*                                                 $    6,315,974
     151,251    Autodesk, Inc.*                                                   8,190,242
     314,813    Cadence Design Systems, Inc.*                                     6,230,149
      97,704    Intuit, Inc.                                                     10,175,872
     254,428    Qlik Technologies, Inc.*                                          9,202,661
     113,331    Salesforce.com inc*                                               8,244,830
      93,292    Splunk, Inc.*                                                     6,308,405
      94,154    SS&C Technologies Holdings, Inc.*                                 5,548,495
                                                                             --------------
                                                                             $   60,216,628
-------------------------------------------------------------------------------------------
                Systems Software -- 1.3%
     146,300    Fleetmatics Group Plc*                                       $    6,116,803
      77,082    ServiceNow, Inc.*                                                 5,905,252
      53,747    Tableau Software, Inc.*                                           6,084,698
                                                                             --------------
                                                                             $   18,106,753
                                                                             --------------
                Total Software & Services                                    $  204,629,733
-------------------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 1.1%
                Communications Equipment -- 1.1%
      69,218    F5 Networks, Inc.*                                           $    8,700,010
      35,483    Palo Alto Networks, Inc.*                                         6,014,014
                                                                             --------------
                                                                             $   14,714,024
                                                                             --------------
                Total Technology Hardware & Equipment                        $   14,714,024
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

-------------------------------------------------------------------------------------------
Shares                                                                       Value
-------------------------------------------------------------------------------------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.1%
                Semiconductors -- 5.1%
     151,917    Avago Technologies, Ltd.                                     $   22,494,350
     173,799    Broadcom Corp.                                                    9,880,473
     270,972    Skyworks Solutions, Inc.*                                        29,633,499
      71,433    Synaptics, Inc.*                                                  7,117,584
                                                                             --------------
                                                                             $   69,125,906
                                                                             --------------
                Total Semiconductors & Semiconductor Equipment               $   69,125,906
-------------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 1.8%
                Alternative Carriers -- 0.8%
     208,083    Level 3 Communications, Inc.*                                $   11,544,445
-------------------------------------------------------------------------------------------
                Wireless Telecommunication Services -- 1.0%
     119,054    SBA Communications Corp.*                                    $   13,311,428
                                                                             --------------
                Total Telecommunication Services                             $   24,855,873
-------------------------------------------------------------------------------------------
                UTILITIES -- 0.2%
                Independent Power Producers & Energy Traders -- 0.2%
      79,868    Dynegy, Inc.*                                                $    2,582,931
                                                                             --------------
                Total Utilities                                              $    2,582,931
-------------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $1,024,741,578)                                        $1,347,164,333
-------------------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 98.8%
                (Cost $1,024,741,578) (a)                                    $1,347,164,333
-------------------------------------------------------------------------------------------
                OTHER ASSETS & LIABILITIES -- 1.2%                           $   16,156,018
-------------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                                   $1,363,320,351
===========================================================================================

*           Non-income producing security.

(A.D.R.)    American Depositary Receipts.

(a) At May 31, 2015, the net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes of $1,028,600,979 was as follows:

            Aggregate gross unrealized appreciation for all investments in which
               there is an excess of value over tax cost                           $ 329,328,761

            Aggregate gross unrealized depreciation for all investments in which
               there is an excess of tax cost over value                             (10,765,407)
                                                                                   -------------
            Net unrealized appreciation                                            $ 318,563,354
                                                                                   =============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2015, aggregated to $486,672,590 and $422,254,605, respectively.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 25

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

      Level 3 - significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund's investments:

--------------------------------------------------------------------------------
                  Level 1           Level 2        Level 3        Total
--------------------------------------------------------------------------------
Common Stocks     $1,347,164,333    $--            $--            $1,347,164,333
--------------------------------------------------------------------------------
Total             $1,347,164,333    $--            $--            $1,347,164,333
================================================================================

During the six months ended May 31, 2015, there were no transfers between Levels 1, 2 and 3.

The following is a summary of the fair valuation of certain Fund's assets and liabilities as of May 31, 2015:

--------------------------------------------------------------------------------
                                  Level 1     Level 2      Level 3       Total
--------------------------------------------------------------------------------
Assets:
Foreign currencies, at value      $--         $6,455       $--           $6,455
--------------------------------------------------------------------------------
Total                             $--         $6,455       $--           $6,455
================================================================================

The accompanying notes are an integral part of these financial statements.

26 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

Statement of Assets and Liabilities | 5/31/15 (unaudited)

ASSETS:
  Investment in securities (cost $1,024,741,578)                               $1,347,164,333
  Cash                                                                             17,228,989
  Foreign currencies, at value (cost $7,103)                                            6,455
  Receivables --
     Investment securities sold                                                    18,325,957
     Fund shares sold                                                               2,471,009
     Dividend                                                                         664,799
  Other                                                                               122,867
---------------------------------------------------------------------------------------------
         Total assets                                                          $1,385,984,409
=============================================================================================
LIABILITIES:
   Payables --
      Investment securities purchased                                          $   21,620,888
      Fund shares repurchased                                                         674,075
   Due to affiliates                                                                  254,270
   Trustee fees                                                                         7,855
   Accrued expenses                                                                   106,970
---------------------------------------------------------------------------------------------
          Total liabilities                                                    $   22,664,058
=============================================================================================
NET ASSETS:
  Paid-in capital                                                              $  998,914,788
  Distributed in excess of net investment income                                   (2,400,854)
  Accumulated net realized gain on investments                                     44,384,310
  Net unrealized appreciation on investments                                      322,422,755
  Net unrealized depreciation on assets and liabilities denominated
     in foreign currencies                                                               (648)
---------------------------------------------------------------------------------------------
          Total net assets                                                     $1,363,320,351
=============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $1,077,348,412/27,381,706 shares)                         $        39.35
   Class C (based on $75,954,241/2,428,243 shares)                             $        31.28
   Class K (based on $14,011,540/355,567 shares)                               $        39.41
   Class R (based on $15,365,122/399,140 shares)                               $        38.50
   Class Y (based on $180,641,036/4,331,895 shares)                            $        41.70
MAXIMUM OFFERING PRICE:
   Class A ($39.35 (divided by) 94.25%)                                        $        41.75
=============================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 27

Statement of Operations (unaudited)

For the Six Months Ended 5/31/15

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $6,203)               $ 4,025,956
   Interest                                                               49,409
-----------------------------------------------------------------------------------------------
         Total investment income                                                    $ 4,075,365
===============================================================================================
EXPENSES:
  Management fees                                                    $ 3,853,695
  Transfer agent fees and expenses
     Class A                                                             425,059
     Class C                                                              25,452
     Class R                                                               2,514
     Class Y                                                               2,237
  Distribution fees
     Class A                                                           1,308,695
     Class C                                                             371,702
     Class R                                                              37,076
  Shareholder communication expense                                      432,200
  Administrative reimbursements                                          179,158
  Custodian fees                                                           8,019
  Registration fees                                                       42,369
  Professional fees                                                       54,185
  Printing expense                                                        11,400
  Fees and expenses of nonaffiliated Trustees                             27,819
  Miscellaneous                                                           41,466
-----------------------------------------------------------------------------------------------
     Total expenses                                                                 $ 6,823,046
-----------------------------------------------------------------------------------------------
         Net investment loss                                                        $(2,747,681)
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments                                                                    $44,331,768
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                     $38,905,057
     Other assets and liabilities denominated in
        foreign currencies                                                  (574)   $38,904,483
-----------------------------------------------------------------------------------------------
  Net gain on investments                                                           $83,236,251
-----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                              $80,488,570
===============================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            5/31/15           Year Ended
                                                            (unaudited)       11/30/14
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                         $    (2,747,681)  $   (6,047,637)
Net realized gain on investments                                 44,331,768      160,829,572
Change in net unrealized appreciation (depreciation)
  on investments                                                 38,904,483       (9,488,426)
---------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations  $    80,488,570   $  145,293,509
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.00 and $5.62 per share, respectively)        $            --   $ (135,168,410)
   Class C ($0.00 and $5.62 per share, respectively)                     --      (11,593,069)
   Class R ($0.00 and $5.62 per share, respectively)                     --       (1,952,969)
   Class Y ($0.00 and $5.62 per share, respectively)                     --      (13,812,737)
---------------------------------------------------------------------------------------------
      Total distributions to shareowners                    $            --   $ (162,527,185)
---------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $   197,488,601   $  168,322,433
Reinvestment of distributions                                            --      150,996,556
Cost of shares repurchased                                     (119,976,056)    (247,104,323)
---------------------------------------------------------------------------------------------
       Net increase in net assets resulting from
          Fund share transactions                           $    77,512,545   $   72,214,666
---------------------------------------------------------------------------------------------
       Net increase in net assets                           $   158,001,115   $   54,980,990
NET ASSETS:
Beginning of period                                           1,205,319,236    1,150,338,246
---------------------------------------------------------------------------------------------
End of period                                               $ 1,363,320,351   $1,205,319,236
---------------------------------------------------------------------------------------------
Distribution (in excess of) net investment income           $    (2,400,854)  $      346,827
=============================================================================================

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 29

---------------------------------------------------------------------------------------------
                                '15 Shares     '15 Amount
                                (unaudited)    (unaudited)       '14 Shares  '14 Amount
---------------------------------------------------------------------------------------------
Class A
Shares sold                     1,894,479      $ 73,312,167      2,229,262    $    89,479,683
Reinvestment of distributions          19                --      3,530,633        130,351,122
Less shares repurchased        (2,030,455)      (78,187,406)    (3,455,417)      (138,129,816)
----------------------------------------------------------------------------------------------
      Net increase (decrease)    (135,957)     $ (4,875,239)     2,304,478    $    81,700,989
==============================================================================================
Class B*
Shares sold                            --      $         --         11,361    $       362,679
Reinvestment of distributions          --                --             --                 17
Less shares repurchased                --                --       (312,865)       (10,241,488)
----------------------------------------------------------------------------------------------
      Net decrease                     --      $         --       (301,504)   $    (9,878,792)
==============================================================================================
Class C
Shares sold                       350,951      $ 10,761,943        497,849    $    16,124,952
Reinvestment of distributions          20                --        270,220          7,963,412
Less shares repurchased          (363,710)      (11,153,929)      (442,801)       (14,648,244)
----------------------------------------------------------------------------------------------
      Net increase (decrease)     (12,739)     $   (391,986)       325,268    $     9,440,120
==============================================================================================
Class K**
Shares sold                       355,837      $ 13,432,654             --    $            --
Reinvestment of distributions          --                --             --                 --
Less shares repurchased              (270)          (10,603)            --                 --
----------------------------------------------------------------------------------------------
      Net increase                355,567      $ 13,422,051             --    $            --
==============================================================================================
Class R
Shares sold                        83,226      $  3,099,871        219,092    $     8,695,467
Reinvestment of distributions          --                --         49,213          1,781,003
Less shares repurchased           (87,223)       (3,232,569)      (128,202)        (5,031,312)
----------------------------------------------------------------------------------------------
      Net increase (decrease)      (3,997)     $   (132,698)       140,103    $     5,445,158
==============================================================================================
Class Y
Shares sold                     2,383,993      $ 96,881,966      1,259,841    $    53,659,652
Reinvestment of distributions          --                --        279,012         10,901,002
Less shares repurchased          (680,806)      (27,391,549)    (1,927,719)       (79,053,463)
----------------------------------------------------------------------------------------------
      Net increase (decrease)   1,703,187      $ 69,490,417       (388,866)   $   (14,492,809)
==============================================================================================

*     Class B shares converted to Class A shares on November 10, 2014.

**    Class K shares commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months
                                                   Ended           Year         Year         Year          Year         Year
                                                   5/31/15         Ended        Ended        Ended         Ended        Ended
                                                   (unaudited)     11/30/14     11/30/13 (a) 11/30/12 (a)  11/30/11 (a) 11/30/10 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period               $     36.92     $    37.55   $  31.75     $   29.64     $   28.02    $   23.17
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                    $     (0.08)    $    (0.17)  $  (0.14)    $   (0.18)    $   (0.15)   $   (0.13)
   Net realized and unrealized gain (loss) on
      investments                                         2.51           5.16      11.11          2.29          1.77         4.98
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations $      2.43     $     4.99   $  10.97     $    2.11     $    1.62    $    4.85
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                               $        --     $    (5.62)  $  (5.17)    $      --     $      --    $      --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                $        --     $    (5.62)  $  (5.17)    $      --     $      --    $      --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value         $      2.43     $    (0.63)  $   5.80     $    2.11     $    1.62    $    4.85
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     39.35     $    36.92   $  37.55     $   31.75     $   29.64    $   28.02
===================================================================================================================================
Total return*                                             6.58%(b)      13.30%     36.96%         7.11%(c)      5.79%(d)    20.92%
Ratio of net expenses to average net assets               1.05%**        1.09%      1.12%         1.16%         1.15%        1.21%
Ratio of net investment income (loss) to average
   net assets                                            (0.41)%**      (0.48)%    (0.56)%       (0.54)%       (0.44)%      (0.61)%
Portfolio turnover rate                                     67%**         105%       100%           86%           81%          88%
Net assets, end of period (in thousands)           $ 1,077,348     $1,016,065   $946,725     $ 335,702     $ 362,504    $ 387,037
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b) If the Fund had not recognized gains in settlement of class action lawsuits during the six months ended May 31, 2015, the total return would have been 6.53%.

(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 7.02%.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 5.61%.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 31

------------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months
                                                   Ended         Year       Year          Year          Year          Year
                                                   5/31/15       Ended      Ended         Ended         Ended         Ended
                                                   (unaudited)   11/30/14   11/30/13 (a)  11/30/12 (a)  11/30/11 (a)  11/30/10 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period               $  29.47      $ 31.23    $ 27.15       $  25.60      $  24.43      $  20.40
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                    $  (0.19)     $ (0.34)   $ (0.24)      $  (0.44)     $  (0.38)     $  (0.31)
   Net realized and unrealized gain (loss) on
      investments                                      2.00         4.20       9.27           1.99          1.55          4.34
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations $   1.81      $  3.86    $  9.03       $   1.55      $   1.17      $   4.03
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                               $     --      $ (5.62)   $ (4.95)      $     --      $     --      $     --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                $     --      $ (5.62)   $ (4.95)      $     --      $     --      $     --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value         $   1.81      $ (1.76)   $  4.08       $   1.55      $   1.17      $   4.03
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  31.28      $ 29.47    $ 31.23       $  27.15      $  25.60      $  24.43
====================================================================================================================================
Total return*                                          6.14%(b)    12.37%     35.76%          6.05%(c)      4.80%(d)     19.79%
Ratio of net expenses to average net assets            1.85%**      1.91%      1.97%          2.16%         2.07%         2.14%
Ratio of net investment income (loss) to average
   net assets                                         (1.21)%**    (1.30)%    (1.43)%        (1.54)%       (1.37)%       (1.54)%
Portfolio turnover rate                                  67%**       105%       100%            86%           81%           88%
Net assets, end of period (in thousands)           $ 75,954      $71,942    $66,069       $ 12,761      $ 13,090      $ 13,565
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b) If the Fund had not recognized gains in settlement of class action lawsuits during the six months ended May 31,2015, the total return would have been 6.11%.

(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 5.97%.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 4.67%.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

---------------------------------------------------------------------------------------------
                                                                                12/31/2014
                                                                                to 5/31/15
                                                                                (unaudited)
---------------------------------------------------------------------------------------------
Class K
Net asset value, beginning of period                                            $ 37.00
---------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                                                  $  0.01
  Net realized and unrealized gain (loss) on investments                           2.40
---------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                              $  2.41
---------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net realized gain                                                             $    --
---------------------------------------------------------------------------------------------
Total distributions                                                             $    --
---------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                      $  2.41
---------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $ 39.41
=============================================================================================
Total return*                                                                      6.51%(a)(b)
Ratio of net expenses to average net assets                                        0.67%**
Ratio of net investment income (loss) to average net assets                        0.04%**
Portfolio turnover rate                                                              67%**
Net assets, end of period (in thousands)                                        $14,012
=============================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a)  Not annualized.

(b) If the Fund had not recognized gains in settlement of class action lawsuits during the six months ended May 31,2015, the total return would have been 6.49%.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 33

----------------------------------------------------------------------------------------------
                                                   Six Months
                                                   Ended            Year
                                                   5/31/15          Ended         6/7/2013 (a)
                                                   (unaudited)      11/30/14      to 11/30/13
----------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period               $ 36.19          $ 37.05       $  33.86
----------------------------------------------------------------------------------------------
Increase (decrease) from
  investment operations:
  Net investment income (loss)                     $ (0.15)         $ (0.23)      $  (0.17)
  Net realized and unrealized gain
     (loss) on investments                            2.46             4.99           5.12
----------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                            $  2.31          $  4.76       $   4.95
----------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net realized gain                                $    --          $ (5.62)      $  (1.76)
----------------------------------------------------------------------------------------------
Total distributions                                $    --          $ (5.62)      $  (1.76)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value         $  2.31          $ (0.86)      $   3.19
----------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 38.50          $ 36.19       $  37.05
==============================================================================================
Total return*                                         6.38%(b)        12.85%         14.62%**
Ratio of net expenses to average net assets           1.43%***         1.49%          1.52%***
Ratio of net investment income (loss)
  to average net assets                              (0.79)%***       (0.87)%        (1.00)%***
Portfolio turnover rate                                 67%***          105%           100%
Net assets, end of period (in thousands)           $15,365          $14,591        $ 9,746
==============================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Not annualized.

***  Annualized.

(a) Financial reporting for Class R shares commenced on June 7, 2013. See Notes to Financial Statements -- Note 1.

(b) If the Fund had not recognized gains in settlement of class action lawsuits during the six months ended May 31,2015, the total return would have been 6.33%.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

------------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months
                                                   Ended         Year        Year         Year          Year            Year
                                                   5/31/15       Ended       Ended        Ended         Ended           Ended
                                                   (unaudited)   11/30/14    11/30/13 (a) 11/30/12 (a)  11/30/11 (a)    11/30/10 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period               $    39.08    $   39.32   $    32.95   $    30.63    $    28.84      $    23.75
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                    $    (0.17)   $   (0.03)  $    (0.06)  $    (0.04)   $    (0.00)(b)  $    (0.04)
   Net realized and unrealized gain (loss) on
      investments                                        2.79         5.41        11.63         2.36          1.79            5.13
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations $     2.62    $    5.38   $    11.57   $     2.32    $     1.79      $     5.09
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                               $       --    $   (5.62)  $    (5.20)  $       --    $       --      $       --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                $       --    $   (5.62)  $    (5.20)  $       --    $       --      $       --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value         $     2.62    $   (0.24)  $     6.37   $     2.32    $     1.79      $     5.09
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    41.70    $   39.08   $    39.32   $    32.95    $    30.63      $    28.84
====================================================================================================================================
Total return*                                            6.71%(c)    13.69%       37.40%        7.60%(d)      6.20%(e)       21.45%
Ratio of net expenses to average net assets              0.77%        0.76%        0.76%        0.73%         0.71%           0.74%
Ratio of net investment income (loss) to average
   net assets                                           (0.11)%      (0.16)%      (0.18)%      (0.11)%       (0.00)%(f)      (0.14)%
Portfolio turnover rate                                    67%         105%         100%          86%           81%             88%
Net assets, end of period (in thousands)           $  180,641    $ 102,721   $  118,651   $  102,042    $   83,460      $  107,870
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b)  Rounds to less than $0.01 or $(0.01) per share.

(c) If the Fund had not recognized gains in settlement of class action lawsuits during the six months ended May 31,2015, the total return would have been 6.68%.

(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 7.52%.

(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 6.08%.

(f)  Amount rounds to less than 0.01% or (0.01)%.

The accompanying notes are an integral part of these financial statements.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 35

Notes to Financial Statements | 5/31/15 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Select Mid Cap Growth Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust II (the Trust), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund"), a series of Pioneer Series Trust I on June 7, 2013. The predecessor fund was the accounting survivor of the reorganization. Accordingly, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The financial highlights and shareholder activity, as reflected in the Statement of Changes in net assets, have been adjusted to reflect the conversion ratios used for the reorganization of the Fund with the predecessor fund. Prior to the reorganization, the Fund was named Pioneer Growth Opportunities Fund. The investment objective of the Fund is long-term capital growth.

During the periods covered by this report, the Fund offered five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. The predecessor fund did not offer Class R shares. Accordingly, financial reporting for Class R shares commenced on June 7, 2013, and no financial information has been presented for Class R shares for prior periods. The Fund ceased to offer Class B shares on November 10, 2014. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Class K shares commenced operations on December 31, 2014. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

36 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
     (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 37 might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At May 31, 2015, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.

     Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of November 30, 2014, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the years ended November 30, 2014 were as follows:

38 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

     ------------------------------------------------------------------------------
                                                                               2014
     ------------------------------------------------------------------------------
     Distributions paid from:
     Ordinary Income                                                  $   3,202,734
     Long-term capital gain                                             159,324,451
     ------------------------------------------------------------------------------
        Total                                                         $ 162,527,185
     ==============================================================================

The following shows the components of distributable earnings on a federal income tax basis at November 30, 2014:

     ------------------------------------------------------------------------------
                                                                               2014
     ------------------------------------------------------------------------------
     Distributable earnings:
     Late Year Post October Loss Deferral                             $  (3,607,647)
     Undistributed long-term gain                                         7,866,417
     Net unrealized appreciation                                        279,658,223
     ------------------------------------------------------------------------------
        Total                                                         $ 283,916,993
     ==============================================================================

     The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on partnerships and other holdings.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $42,179 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2015.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 39 investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

F.   Risks

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at an annual rate equal to 0.625% of the Fund's average daily net assets up to $500 million, 0.60% of the next $500 million and 0.575% on assets over $1 billion. Prior to June 7, 2013, the Fund paid an annual fee equal to 0.65% of the Fund's average daily net assets. Prior to June 7, 2013, the predecessor fund paid a management fee at an annual rate equal to 0.625% of the predecessor fund's average daily net assets up to $500 million, 0.60% of the next $500 million and 0.575% on assets over $1 billion. For the six months ended May 31, 2015, the effective management fee was equivalent to 0.60% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $93,877 in management fees, administrative costs and certain other reimbursements payable to PIM at May 31, 2015.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2015, such out-of-pocket expenses by class of shares were as follows:

40 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

-----------------------------------------------------------------------------------
Shareholder Communications:
-----------------------------------------------------------------------------------
Class A                                                                   $ 307,440
Class C                                                                      43,614
Class R                                                                      17,216
Class Y                                                                      63,930
-----------------------------------------------------------------------------------
  Total                                                                    $432,200
===================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $119,285 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at May 31, 2015.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $41,108 in distribution fees payable to PFD at May 31, 2015.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class K, Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2015, CDSCs in the amount of $5,186 were paid to PFD.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 41

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2015, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect during the six months ended May 31, 2015, was in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.85% (0.90% prior to February 12, 2014) on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2015, the Fund had no outstanding borrowings.

7. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Fund, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Trust's independent registered public accounting firm. Deloitte & Touche LLP replaced Ernst & Young LLP, which resigned as the Trust's independent registered public accounting firm, effective upon completion of the audit of the Trust's financial statements for the fiscal year ended November 30, 2013.

During the periods that Ernst & Young LLP served as the Fund's independent registered public accounting firm, including the Fund's fiscal years ending November 30, 2013 and November 30, 2012, Ernst & Young LLP's reports on the financial statements of the Fund have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting

* Class B shares of the Fund converted to Class A shares on November 10, 2014. See Note 9.

42 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

8. Conversion of Class B Shares

As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding Class B shares of the Fund were converted to Class A shares.

Additional Information

PIM, the Fund's investment adviser, is currently an indirect, wholly-owned subsidiary of UniCredit. On April 23, 2015, UniCredit announced that it signed a preliminary and exclusive agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

The Transaction, as described in the UniCredit announcement, will entail the establishment of a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The completion of the Transaction is subject to the signing of a definitive agreement, as well as certain regulatory and corporate approvals, and other conditions.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Fund's investment advisory agreement with the Adviser to terminate. In connection with the Transaction, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement for the Fund. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

             Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15 43

Trustees, Officers and Service Providers

Trustees                                    Advisory Trustee
Thomas J. Perna, Chairman                   Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                        Officers
Margaret B.W. Graham                        Lisa M. Jones, President and Chief
Marguerite A. Piret                            Executive Officer
Fred J. Ricciardi                           Mark E. Bradley, Treasurer and
Kenneth J. Taubes                              Chief Financial Officer
                                            Christopher J. Kelley, Secretary and
                                               Chief Legal Officer

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*    Ms. Monchak is a non-voting Advisory Trustee.

44 Pioneer Select Mid Cap Growth Fund | Semiannual Report | 5/31/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2015 Pioneer Investments 23253-06-0715

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Not applicable.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Not applicable.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund were $7,100 payable to Deloitte & Touche LLP for the year ended
November 30, 2014 and $8,131 were paid to the former auditor, Ernst & Young LLP for the year ended November 30,
2013.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Fundees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date July 29, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date July 29, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date July 29, 2015

* Print the name and title of each signing officer under his or her signature.